Investments and Derivative Instruments (Carry Value of Commercial Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commercial Mortgage Loans Credit Quality
Avg Debt-Service Coverage Ratio	2.23
Commercial [Member]
Commercial Mortgage Loans Credit Quality
Carrying Value	$ 3,470	$ 4,935
Avg Debt-Service Coverage Ratio	2.23	2.34
Greater than 80% [Member] | Commercial [Member]
Commercial Mortgage Loans Credit Quality
Carrying Value	35	137
Avg Debt-Service Coverage Ratio	1.15	0.89
65% - 80% [Member] | Commercial [Member]
Commercial Mortgage Loans Credit Quality
Carrying Value	777	1,717
Avg Debt-Service Coverage Ratio	1.94	2.27
Less than 65% [Member] | Commercial [Member]
Commercial Mortgage Loans Credit Quality
Carrying Value	$ 2,658	$ 3,081
Avg Debt-Service Coverage Ratio	2.34	2.44